License Agreements - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
License And Developmental Consulting Agreements [Line Items]
Issuance of common stock in exchange for patent and technology rights, shares	1,394,997
Fair value of common stock issued in exchange for patent and technology rights	$ 6,173,000
UMMS
License And Developmental Consulting Agreements [Line Items]
Annual maintenance fee	15,000
Effective license period	10 years
UMMS | Maximum
License And Developmental Consulting Agreements [Line Items]
Royalty payments	10.00%
UMMS | Minimum
License And Developmental Consulting Agreements [Line Items]
Royalty payment	50,000
Breach of contract | Maximum
License And Developmental Consulting Agreements [Line Items]
Effective license period	60 days
Advirna
License And Developmental Consulting Agreements [Line Items]
Annual maintenance fee	100,000
Royalty payments	1.00%
Effective license period	90 days
One-time milestone payment	350,000
Thermo Fisher Scientific Inc. | Maximum
License And Developmental Consulting Agreements [Line Items]
Annual maintenance fee	$ 2,000,000
Thermo Fisher Scientific Inc. | Minimum
License And Developmental Consulting Agreements [Line Items]
Royalty minimum payments	0.25%
Royalty maximum payments	0.50%